Condensed Balance Sheets - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 03, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 136,583	$ 136,583	$ 136,583	$ 692,004
Prepayment to a related party	72,508	72,508	72,508	60,002
Deferred offering costs				1,889,764
Total current assets	209,091	209,091	209,091	752,006
Non-current assets
Cash and marketable securities held in trust account	70,703,700	70,703,700	70,703,700	69,471,486
Total assets	70,912,791	70,912,791	70,912,791	70,223,492
Current liabilities:
Accrued Expenses	184,181	184,181	184,181	50,000
Other Payable				748
Total current liabilities				50,748
Non-current liability
Deferred underwriting fee	690,000	690,000	690,000	690,000
Total Liabilities	874,181	874,181	874,181	740,748
COMMITMENTS AND CONTINGENCIES
Ordinary share subject to possible redemption, $0.0001 par value; 550,000,000 shares authorized; 6,900,000 shares issued and outstanding, at redemption value of $10.07 as of December 31, 2025 and $10.25 as of June 30,2026, respectively	70,703,700	70,703,700	70,703,700	69,471,486
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Ordinary Shares (Successor: US$0.01 par value; 1,000,000 shares authorized, 100,000 shares issued and outstanding as of June 30, 2026; Predecessor: PLN$0.1 par value; 22,640,989 shares authorized, issued and outstanding as of December 31, 2025)	193	193	193	193
Accumulated deficit	(665,283)	(665,283)	(665,283)	11,065
Total shareholders’ deficit	(665,090)	(665,090)	(665,090)	11,258
Total liabilities and shareholders’ deficit	70,912,791	70,912,791	70,912,791	70,223,492
CADV Ventures S.A [Member]
Current assets:
Cash and cash equivalents				16,468		$ 32,370
Prepayments and other current assets, net				7,032		40,733
Deferred offering costs				56,190
Amount due from a related party				6,594		56,144
Total current assets				86,284		185,713
Non-current assets
Amount due from a related party, non-current						100,061
Total assets				86,284		285,774
Current liabilities:
Accounts payable				19,383		5,938
Deferred revenue				48,129		296,437
Amount due to a related party				8		945,863
Accrued expenses and other liabilities				7,738		9,581
Tax payable				2,656		2,144
Total current liabilities				86,553		1,267,506
Non-current liability
Amount due to related parties, non-current				156,190
Total Liabilities				242,743		1,267,506
COMMITMENTS AND CONTINGENCIES
Shareholders’ deficit:
Ordinary Shares (Successor: US$0.01 par value; 1,000,000 shares authorized, 100,000 shares issued and outstanding as of June 30, 2026; Predecessor: PLN$0.1 par value; 22,640,989 shares authorized, issued and outstanding as of December 31, 2025)				629,859		87,543
Additional paid-in capital				577,169		269,388
Accumulated other comprehensive income (loss)				(164,930)		(29,974)
Accumulated deficit				(1,198,557)		(1,308,689)
Total shareholders’ deficit				(156,459)		(981,732)
Total liabilities and shareholders’ deficit				86,284		285,774
CADV Ventures S.A [Member] | Related Party [Member]
Current assets:
Prepayment to a related party						45,870
Accounts receivable from a related party						10,596
Amount due from a related party				6,594		56,144
Current liabilities:
Accounts payable				19,383		5,938
Amount due to a related party				8		945,863
CADV Ventures S.A [Member] | Nonrelated Party [Member]
Current liabilities:
Accounts payable				8,639		$ 7,543
Kukugan Invest [Member]
Current assets:
Prepayments and other current assets, net	49,049	49,049	49,049	7,032
Deferred offering costs	204,000	204,000	204,000	56,190
Amount due from a related party				6,594
Non-current assets
Total assets
Current liabilities:
Accounts payable	$ 8,155	$ 8,155	$ 8,155	19,383
Non-current liability
Total Liabilities
COMMITMENTS AND CONTINGENCIES
Shareholders’ deficit:
Ordinary Shares (Successor: US$0.01 par value; 1,000,000 shares authorized, 100,000 shares issued and outstanding as of June 30, 2026; Predecessor: PLN$0.1 par value; 22,640,989 shares authorized, issued and outstanding as of December 31, 2025)				1
Subscription receivable				(1)
Total shareholders’ deficit
Total liabilities and shareholders’ deficit
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor
Kukugan Invest [Member] | Successor [Member]
Current assets:
Cash and cash equivalents	$ 36,789	$ 36,789	$ 36,789
Prepayments and other current assets, net	49,049	49,049	49,049
Deferred offering costs	204,000	204,000	204,000
Accounts receivable, net	120,869	120,869	120,869
Amount due from a related party
Total current assets	410,707	410,707	410,707
Non-current assets
Long-term prepayment	48,480	48,480	48,480
Goodwill	156,766	156,766	156,766
Total non-current assets	205,246	205,246	205,246
Total assets	615,953	615,953	615,953
Current liabilities:
Deferred revenue	163,122	163,122	163,122
Accrued expenses and other liabilities	43,190	43,190	43,190
Tax payable	334	334	334
Total current liabilities	362,372	362,372	362,372
Non-current liability
Other payables, non-current
Total Liabilities	710,915	710,915	710,915
Shareholders’ deficit:
Ordinary Shares (Successor: US$0.01 par value; 1,000,000 shares authorized, 100,000 shares issued and outstanding as of June 30, 2026; Predecessor: PLN$0.1 par value; 22,640,989 shares authorized, issued and outstanding as of December 31, 2025)	1,000	1,000	1,000
Subscription receivable	(1,000)	(1,000)	(1,000)
Additional paid-in capital	100	100	100
Accumulated other comprehensive income (loss)	10,606	10,606	10,606
Accumulated deficit	(105,668)	(105,668)	(105,668)
Total shareholders’ deficit	(94,962)	(94,962)	(94,962)
Total liabilities and shareholders’ deficit	615,953	615,953	615,953
Kukugan Invest [Member] | Predecessor [Member]
Current assets:
Cash and cash equivalents				$ 16,468
Prepayments and other current assets, net				7,032
Deferred offering costs				56,190
Accounts receivable, net
Amount due from a related party				6,594
Total current assets				86,284
Non-current assets
Long-term prepayment
Goodwill
Total non-current assets
Total assets				86,284
Current liabilities:
Deferred revenue				48,129
Accrued expenses and other liabilities				7,738
Tax payable				2,656
Total current liabilities				86,553
Non-current liability
Other payables, non-current				156,190
Total Liabilities				242,743
Shareholders’ deficit:
Ordinary Shares (Successor: US$0.01 par value; 1,000,000 shares authorized, 100,000 shares issued and outstanding as of June 30, 2026; Predecessor: PLN$0.1 par value; 22,640,989 shares authorized, issued and outstanding as of December 31, 2025)				629,859
Subscription receivable
Additional paid-in capital				577,169
Accumulated other comprehensive income (loss)				(164,930)
Accumulated deficit				(1,198,557)
Total shareholders’ deficit				(156,459)
Total liabilities and shareholders’ deficit				86,284
Kukugan Invest [Member] | Related Party [Member] | Successor [Member]
Current liabilities:
Accounts payable	8,155	8,155	8,155
Amount due to a related party
Non-current liability
Amount due to related parties, non-current	348,543	348,543	348,543
Kukugan Invest [Member] | Related Party [Member] | Predecessor [Member]
Current liabilities:
Accounts payable				19,383
Amount due to a related party				8
Non-current liability
Amount due to related parties, non-current
Kukugan Invest [Member] | Nonrelated Party [Member] | Successor [Member]
Current liabilities:
Accounts payable	$ 147,571	$ 147,571	$ 147,571
Kukugan Invest [Member] | Nonrelated Party [Member] | Predecessor [Member]
Current liabilities:
Accounts payable				$ 8,639